General and Administrative Expenses - Summary of General and Administrative Expenses (Parenthetical (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Analysis of income and expense [abstract]
Donation paid	R$ (1,047)
Impairment Loss Recognized In Profit Or Loss Intangible Assets And Goodwill And Ownership Interest Of Non controlling Interests	R$ (1,452)